Long-term Investments and Derivative Financial Instruments - Schedule of Level 3 Significant Unobservable Inputs Used in Fair Value Measurements (Detail) - Discounted cash flow [member] - Level 3 of fair value hierarchy [member]
12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Long term growth rate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Valuation technique	Discounted cash flow method
Significant unobservable inputs	Long-term growth rate for cash flows for subsequent years
Interest rate, significant unobservable inputs, assets	1.90%	1.80%
Sensitivity of the input to fair value	10bps (2017 – 10bps) increase (decrease) in the growth rate would result in an increase (decrease) in the fair value of R$3 (2017 - R$19)
Unlisted Equity Investments At Cost [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs	Cost of equity
Interest rate, significant unobservable inputs, assets	12.20%	0.00%
Sensitivity of the input to fair value	50bps increase in cost of equity would result in a reduction in the fair value of R$23 (2017 - 0). 50bps reduction in cost of equity would result in an increase in the fair value of R$25 (2017 - 0).